Segment, Geographic and Other Revenue Information - Revenues By Geographic Region (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 67,425	[1]	$ 67,057	[1]	$ 49,269	[1]
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	26,933		28,855		21,540
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	16,297	[2]	16,345	[2]	12,586	[2]
Developed Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,091	[3]	10,008	[3]	8,097	[3]
Emerging Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 13,104	[4]	$ 11,849	[4]	$ 7,046	[4]

[1]	For 2011, includes King commencing on the acquisition date of January 31, 2011. For 2009, includes Wyeth commencing on the acquisition date of October 15, 2009.
[2]	Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries. Euro revenues were approximately $12 billion for each of 2011 and 2010 and $10 billion for 2009.
[3]	Developed Rest of World region includes the following markets: Australia, Canada, Japan, New Zealand, and South Korea.
[4]	Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Middle East, Africa, Central and Eastern Europe and Turkey.